Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share:

(in millions, except per share data)	FOR THE YEARS ENDED SEPTEMBER 30,
	2014	2013	2012
Numerator:
Net earnings for basic and dilutive earnings per share	$356.1	$407.0	$408.9
Denominator:
Weighted-average shares - basic	62.0	62.1	64.9
Effect of dilutive securities:
Stock options	—	0.1	0.2
Restricted stock equivalents	0.6	0.7	0.6
Total dilutive securities	0.6	0.8	0.8
Weighted-average shares - diluted	62.6	62.9	65.7
Basic net earnings per share	$5.74	$6.55	$6.30
Diluted net earnings per share	$5.69	$6.47	$6.22